Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Other Current Liabilities Text Block Abstract
Schedule of other current liabilities
	Consolidated
	30 June 2021	30 June 2020
Provision for sales refunds(1)	$—	$116,645
	$—	$116,645

Schedule of provision for sales refunds reconciliation
Year Ended 30 June 2021
Carrying value as at 1 July 2020	$116,645
Repayments made	(101,161)
Settlement of liability recorded in other income	(15,484)
Balance at 30 June 2021	$—